RESTATEMENT OF FINANCIAL STATEMENT	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
NOTE 3 - RESTATEMENT OF FINANCIAL STATEMENT

We have restated our previously issued consolidated financial statements as of and for the three and six months ended June 30, 2017 to reflect the modification of uncertain tax positions and deferred tax liability for the following:

(1)	The Company determined the bargain purchase gain recorded upon the acquisition of Neese on March 3, 2017 excluded prepaid taxes of $103,000, deferred taxes liabilities of $2,161,646 and an uncertain tax liability of $129,000.

The gain on bargain purchase was reduced by $2,161,646 from the statement of operations in the period ending June 30, 2017 and prepaid tax was increased by $103,000, the current deferred tax liability increased $91,000 and uncertain tax liability of $129,000 and non-current deferred tax liability increased $2,044,646.

(2)	The Company adjusted the impact on the tax expense (benefit) and prepaid taxes and tax liabilities for the three and six months ending June 30, 2017. The uncertain tax liability increased $1,000 and non-current deferred tax liability decreased $260,323 resulting in a tax benefit of $240,233 and $259,323 for the three and six months ending June 30, 2017, respectively. Furthermore, the loss attributable to non-controlling interest was decreased by $108,105 and $116,695 for the three and six months ending June 30, 2017, respectively.

The following tables summarize the effect of the restatement on the specific items presented in our historical consolidated financial statements included in our previously reported on the June 30, 2017 financial statements:

1847 HOLDINGS LLC

CONDENSED CONSOLIDATED BALANCE SHEETS

	June 30, 2017		Adjustment	June 30, 2017
	(As Filed)			(As Restated)
ASSETS
Current Assets
Cash	$169,241		$-	$169,241
Accounts receivable, net	300,323		-	300,323
Inventory, net	562,101		-	562,101
Prepaid expenses and other assets	218,634	(1)	103,000	321,634
TOTAL CURRENT ASSETS	1,250,299		103,000	1,353,299

Fixed assets, net of accumulated depreciation of $450,000 as of June 30, 2017	6,539,012		-	6,539,012
Financing costs, net of accumulated amortization	191,773		-	191,773
Other assets	85,697		-	85,697
TOTAL ASSETS	$8,066,781		$103,000	$8,169,781

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	966,627		-	966,627
Advances related party	112,646		-	112,646
Promissory note	1,025,000		-	1,025,000
Uncertain tax liability	-	(1)	129,000	130,000
		(2)	1,000
Deferred income taxes payable		(1)	91,000	91,000
Current portion of lease obligations	380,569		-	380,569
TOTAL CURRENT LIABILITIES	2,484,842		221,000	2,705,842

LONG-TERM LIABILITIES
Vesting note payable	1,875,000		-	1,875,000
Deferred tax payable	-	(1)	2,044,646	1,784,323
		(2)	(260,323)
Capital lease obligation, net of current portion	2,809,915			2,809,915
TOTAL LONG-TERM LIABILITIES	4,684,915		1,784,323	6,469,238
TOTAL LIABILITIES	7,169,757		2,005,323	9,175,080

STOCKHOLDERS’ EQUITY
Allocation shares	1,000		-	1,000
Common Stock, $0.0001 par value: 500,000,000 Authorized shares: 3,115,500 issued and outstanding shares as of June 30, 2017 and December 31, 2016	3,115		-	3,115
Additional paid in capital	11,891			11,891
Accumulated Equity (Deficit)	1,271,409	(1)	(2,161,646)	(747,609)
		(2)	142,628
TOTAL SHAREHOLDERS’ EQUITY	1,287,415		(2,019,018)	(731,603)

NONCONTROLLING INTERESTS	(390,391	)(2)	116,695	(273,696)

TOTAL EQUITY	897,024		(1,902,323)	(1,005,299)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$8,066,781		$103,000	$8,169,781

1847 HOLDINGS LLC

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

	For the three months ended
	June 30, 2017
	As Filed		Adjustment	As Restated

REVENUES	$1,788,106		-	$1,788,106
COST OF SALES	1,553,092		-	1,553,092
GROSS PROFIT	235,014		-	235,014

General and administrative expenses	660,919		-	660,919
TOTAL OPERATING EXPENSES	660,919		-	660,919

NET LOSS FROM OPERATIONS	(425,905)		-	(425,905)

OTHER INCOME/(EXPENSE)
Financing costs	(10,430)		-	(10,430)
Interest expense	(172,518)		-	(172,518)
Gain on bargain purchase	-		-	-
TOTAL OTHER INCOME (EXPENSE)	(182,948)		-	(182,948)

NET LOSS BEFORE INCOME TAXES	(608,853)		-	(608,853)
INCOME TAX EXPENSE	-	(2)	(240,233)	(240,233)
NET LOSS	(608,853)		(240,233)	(368,620)
Less net income (loss) attributable to non-controlling interest	(316,385	)(2)	108,105	(208,280)
NET INCOME (LOSS) ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$(292,468)		$(132,128)	$(160,340)
Basic & Diluted earnings per share	$(0.09)			$(0.05)
Weighted average basis & diluted shares outstanding	3,115,500			3,115,500

1847 HOLDINGS LLC

CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS

	For the six months ended
	June 30, 2017
	As Filed		Adjustment	As Restated

SALES	$2,449,969		-	$2,449,969
COST OF SALES	2,272,418		-	2,272,418
GROSS PROFIT	177,551		-	177,551

GENERAL & ADMINISTRATIVE EXPENSES
General and administrative expenses	804,404		-	804,404
TOTAL GENERAL & ADMINISTRATIVE EXPENSES	804,404		-	804,404

NET LOSS FROM OPERATIONS	(626,853)		-	(626,853)
OTHER INCOME/(EXPENSE)
Financing costs	(14,474)		-	(14,474)
Interest expense	(227,679)		-	(227,679)
Gain on bargain purchase	2,435,927	(1)	(2,161,646)	274,281
TOTAL OTHER INCOME (EXPENSE)	2,193,774		(2,161,646)	32,128

NET LOSS BEFORE INCOME TAXES	1,566,921		(2,161,646)	(594,725)
INCOME TAX EXPENSE	-	(2)	(259,323)	(259,323)
NET INCOME (LOSS)	1,566,921		(1,902,323)	(335,402)
Less net income (loss) attributable to non-controlling interest	(390,391	)(2)	116,695	(273,696)
NET LOSS & COMPREHENSIVE INCOME	$1,957,312		$(2,019,018)	$(61,706)
Basic & Diluted earnings per share	$0.63			$(0.02)
Weighted average basis & diluted shares outstanding	3,115,500			3,115,500

1847 HOLDINGS LLC

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the six months ended
	June 30, 2017
	As Filed		Adjustments	As Restated
OPERATING ACTIVITIES
Net loss	$1,566,921		$(1,902,323)	$(335,402)
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on acquisition	(2,435,927	)(1)	2,161,646	(274,281)
Depreciation expense	450,000		-	450,000
Amortization of financing costs	14,474		-	14,474

Changes in operating assets and liabilities:
Increase in accounts receivable	(143,051)		-	(143,051)
Decrease in inventory	683,457			683,457
Increase in prepaid expenses	(218,592)		-	(218,592)
Increase (decrease) in accounts payable and accrued expenses	203,512		-	203,512
Increase in other liabilities	(1,257)		-	(1,257)
Increase in uncertain tax position	-	(2)	1,000	1,000
Decrease in deferred tax liability	-	(2)	(260,323)	(260,323)
Net cash provided by (used in) operating activities	119,537		-	119,537

INVESTING ACTIVITIES
Cash acquired in acquisition	338,411		-	338,411
Purchase of equipment	(89,012)		-	(89,012)
Net cash provided by financing activities	249,399		-	249,399

FINANCING ACTIVITIES
Financing costs	(153,947)		-	(153,947)
Principal payments on capital lease obligations	(49,516)		-	(49,516)
Loans from (repayments to) related parties	3,768		-	3,768
Net cash provided by financing activities	(199,695)		-	(199,695)

NET INCREASE (DECREASE) IN CASH	169,241		-	169,241
CASH
Beginning of year	-		-	-
End of year	$169,241		$-	$169,241
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	109,483		-	109,483
Income tax paid	-		-	-